S000010825 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	351 Months Ended	373 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
Columbia Large Cap Index Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	24.45%	14.02%		12.60%
Performance Inception Date						Oct. 10, 1995
Columbia Large Cap Index Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.05%	11.24%		10.52%
Performance Inception Date						Oct. 10, 1995
Columbia Large Cap Index Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.10%	10.67%		9.91%
Performance Inception Date						Oct. 10, 1995
Columbia Large Cap Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	24.76%	14.31%		12.89%
Performance Inception Date							Dec. 15, 1993
Columbia Large Cap Index Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	24.75%	14.31%		12.89%
Performance Inception Date					Nov. 08, 2012
Columbia Large Cap Index Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	24.74%	14.31%		12.89%
Performance Inception Date			Mar. 01, 2017